Shareholders' equity	12 Months Ended
Mar. 31, 2017
Shareholders' equity

17. Shareholders’ equity:

Changes in the number of shares of common stock issued have resulted from the following:

	For the years ended March 31,
	2015	2016	2017
Common stock issued
Balance at beginning of year	3,447,997,492	3,417,997,492	3,337,997,492
Issuance during the year	—	—	—
Purchase and retirement	(30,000,000)	(80,000,000)	(75,000,000)

Balance at end of year	3,417,997,492	3,337,997,492	3,262,997,492

The Companies Act provides that an amount equal to 10% of distributions from surplus paid by the parent company and its Japanese subsidiaries be appropriated as a capital reserve or a retained earnings reserve. No further appropriations are required when the total amount of the capital reserve and the retained earnings reserve reaches 25% of stated capital.

The retained earnings reserve included in retained earnings as of March 31, 2016 and 2017 were ¥182,518 million and ¥190,227 million, respectively. The Companies Act provides that the retained earnings reserve of the parent company and its Japanese subsidiaries is restricted and unable to be used for dividend payments, and is excluded from the calculation of the profit available for dividend.

The amounts of statutory retained earnings of the parent company available for dividend payments to shareholders were ¥7,964,099 million and ¥8,470,887 million as of March 31, 2016 and 2017, respectively. In accordance with customary practice in Japan, the distributions from surplus are not accrued in the financial statements for the corresponding period, but are recorded in the subsequent accounting period after shareholders’ approval has been obtained. Retained earnings at March 31, 2017 include amounts representing year-end cash dividends of ¥327,219 million, ¥110 per common share, which were resolved at the Meeting of the Board of Directors held on May 10, 2017.

Retained earnings at March 31, 2017 include ¥2,160,108 million relating to equity in undistributed earnings of affiliated companies accounted for by the equity method.

The repurchase, reissuance and retirement of treasury stock for the years ended March 31, 2015, 2016 and 2017 are as follows:

For the year ended March 31, 2015

Repurchase of treasury stock

Reason for repurchasing treasury stock -

The repurchase was made to avoid the dilution of common share value triggered by the reissuance of treasury stock described below, and to promote capital efficiency and agile capital policy in view of the business environment.

Details of matters relating to repurchase

Number of common shares repurchased	55,521,900 shares
Total purchase price for repurchase of shares	¥359,994 million

Reissuance of treasury stock

Reason for reissuing treasury stock -

TMC resolved at the Meeting of the Board of Directors held on March 26, 2014 to establish Toyota Mobility Foundation, a General Incorporated Foundation (the “Foundation”). The reissuance of treasury stock was made by way of third-party allotment to a trust that was established by TMC to provide funding for the activities of the Foundation through dividends, etc. on TMC’s common stock.

Details of matters relating to reissuance -

Number of common shares reissued	30,000,000 shares
Price of reissuance	¥1 per share
Amount of proceeds	¥30 million

Retirement of treasury stock

Reason for retiring treasury stock -

The retirement was made to relieve concerns regarding the dilution of common share value due to reissuance of treasury stock in the future.

Details of matters relating to retirement -

Number of common shares retired	30,000,000 shares

The amount on retirement of treasury stock and the amount of the difference between fair value and book value of treasury stock on reissuance for the Foundation were treated as a reduction in additional paid-in capital and retained earnings and the amount of the difference between amount of proceeds and fair value of treasury stock on reissuance was included in Other income (expense). The fair value of treasury stock was measured using a dividend discount model due to the restrictions on transfer in the reissued stock for the Foundation. As a result, treasury stock, additional paid-in capital, retained earnings and Other income (expense) decreased by ¥246,807 million, ¥4,624 million, ¥142,753 million and ¥99,400 million, respectively.

For the year ended March 31, 2016

Repurchase of treasury stock

Reason for repurchasing treasury stock -

The repurchase was made to avoid the dilution of common share value as a result of the issuance of the First Series Model AA Class Shares.

Details of matters relating to repurchase -

Number of common shares repurchased	47,100,000 shares
Total purchase price for repurchase of shares	¥349,935 million

Reason for repurchasing treasury stock -

The repurchase was made to return capital to shareholders in addition to promoting capital efficiency and agile capital policy in view of the business environment.

Details of matters relating to repurchase -

Number of common shares repurchased	62,942,900 shares
Total purchase price for repurchase of shares	¥432,692 million

Retirement of treasury stock

Reason for retiring treasury stock -

The retirement was made to relieve concerns regarding the dilution of common share value due to reissuance of treasury stock in the future.

Details of matters relating to retirement -

Number of common shares retired	80,000,000 shares

The amount on retirement of treasury stock was treated as a reduction in additional paid-in capital and retained earnings. As a result, treasury stock, additional paid-in capital and retained earnings decreased by ¥400,537 million, ¥1,048 million and ¥399,489 million, respectively.

For the year ended March 31, 2017

Repurchase of treasury stock

Reason for repurchasing treasury stock -

The repurchase was made to return capital to shareholders in addition to promoting capital efficiency and agile capital policy in view of the business environment.

Details of matters relating to repurchase -

Number of common shares repurchased	116,555,700 shares
Total purchase price for repurchase of shares	¥699,986 million

Reissuance of treasury stock

Reason for reissuing treasury stock and details of matters relating to reissuance -

On August 1, 2016, the parent company implemented share exchange as a result of which the parent company became a wholly owning parent company and Daihatsu Motor Co., Ltd. (“Daihatsu”) became a wholly owned subsidiary, and the parent company acquired additional shares of Daihatsu. As a result of this share exchange, the parent company issued 52,856,096 shares of treasury stock, treasury stock decreased by ¥283,561 million and gains on disposal of treasury stock occurred in the amount of ¥27,972 million. As a result, additional paid-in capital increased by ¥27,972 million. As a result of acquiring additional shares of Daihatsu, additional paid-in capital, noncontrolling interests and accumulated other comprehensive income (loss) decreased by ¥53,742 million, ¥255,565 million and ¥2,226 million, respectively.

Retirement of treasury stock

Reason for retiring treasury stock -

The retirement was made to relieve concerns regarding the dilution of common share value due to reissuance of treasury stock in the future.

Details of matters relating to retirement -

Number of common shares retired	75,000,000 shares

The amount on retirement of treasury stock was treated as a reduction in additional paid-in capital and retained earnings. As a result, treasury stock, additional paid-in capital and retained earnings decreased by ¥407,383 million, ¥27,374 million and ¥380,009 million, respectively.